UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2009

Item 1:	Report to Shareholders.

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Developing Local Markets Fund

Global Allocation Fund

For the six-month period ended June 30, 2009

Lord Abbett Developing Local Markets Fund and
Lord Abbett Global Allocation Fund
Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholder: We are pleased to provide you with this semiannual report of the Lord Abbett Developing Local Markets Fund and Lord Abbett Global Allocation Fund for the six-month period ended June 30, 2009. For detailed and more timely information about each Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds' portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Developing Local Markets Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 – 6/30/09
Class A
Actual	$1,000.00	$1,117.20	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51
Class B
Actual	$1,000.00	$1,113.20	$10.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.11	$9.74
Class C
Actual	$1,000.00	$1,115.00	$10.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.13	$9.74
Class F
Actual	$1,000.00	$1,118.20	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.26
Class I
Actual	$1,000.00	$1,118.40	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.76
Class P
Actual	$1,000.00	$1,116.20	$7.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.04	$6.80
Class R2
Actual	$1,000.00	$1,114.80	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.25	$7.60
Class R3
Actual	$1,000.00	$1,116.30	$7.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.63	$7.25

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.05% for Class F, 0.95% for Class I, 1.36% for Class P, 1.52% for Class R2 and 1.45% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Agency	0.16%
Asset-Backed	17.35%
Banking	6.75%
Consumer Non-Cyclical	0.53%
Energy	0.20%
Finance & Investment	9.42%
Foreign Government	3.95%
U.S. Government Guaranteed	3.80%

Sector*	%**
Media	0.34%
Mortgage-Backed	44.75%
Services Cyclical	0.46%
Services Non-Cyclical	0.78%
Technology & Electronics	0.23%
Telecommunications	0.93%
Short-Term Investment	10.35%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Global Allocation Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	1/1/09	6/30/09	1/1/09 – 6/30/09
Class A
Actual	$1,000.00	$1,131.60	$1.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$1.76
Class B
Actual	$1,000.00	$1,128.20	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,127.90	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class F
Actual	$1,000.00	$1,131.60	$0.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class I
Actual	$1,000.00	$1,132.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R2
Actual	$1,000.00	$1,133.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R3
Actual	$1,000.00	$1,134.60	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Classes I, R2 and R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Global Allocation Fund invests.

Portfolio Holdings Presented by Sector

June 30, 2009

Portfolio Allocation	%*
Equity	74.90%
Fixed Income	24.98%
Short-Term Investment	0.12%
Total	100.00%

*  Represents percent of total investments.

Schedule of Investments (unaudited)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 15.95%
Automobile 8.14%
BMW Vehicle Owner Trust 2006-A A3	5.13%	9/27/2010	0.05	$12	$11,727
Capital Auto Receivables Asset Trust 2006-1 A4	5.04%	5/17/2010	0.03	197	197,237
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%	4/15/2011	0.32	452	457,905
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	0.53	1,238	1,257,747
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	0.19	409	412,947
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	0.59	691	707,030
Chase Manhattan Auto Owner Trust 2006-B A3	5.13%	5/15/2011	0.08	276	276,702
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	0.07	152	152,573
Daimler Chrysler Auto Trust 2006-B A3	5.33%	8/8/2010	0.04	111	111,033
Daimler Chrysler Auto Trust 2006-D A3	4.98%	2/8/2011	0.25	161	162,789
Ford Credit Auto Owner Trust 2006-B A3	5.26%	10/15/2010	0.11	142	142,504
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	0.77	1,375	1,412,627
Ford Credit Auto Owner Trust 2008-A A2	0.919%#	7/15/2010	0.15	511	511,266
Ford Credit Auto Owner Trust 2009-B A2	2.10%	11/15/2011	0.91	500	500,416
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	0.67	294	299,421
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	0.22	235	237,772
Harley-Davidson Motorcycle Trust 2007-3 A3	0.669%#	6/15/2012	0.02	634	632,159
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	0.85	500	503,016
USAA Auto Owner Trust 2006-3 A3	5.36%	2/15/2011	0.05	21	21,172
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	0.50	682	694,259
USAA Auto Owner Trust 2009-1 A2	2.64%	8/15/2011	0.78	1,000	1,008,734
World Omni Auto Receivables Trust 2005-B A4	0.335%#	9/20/2012	0.46	502	499,881

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
Automobile (continued)
World Omni Auto Receivables Trust 2006-B A3	5.15%		11/15/2010	0.03	$51	$51,394
World Omni Auto Receivables Trust 2007-A A3	5.23%		2/15/2011	0.09	199	199,569
Total						10,461,880
Credit Cards 7.71%
American Express Issuance Trust 2005-1 A	0.349	%#	8/15/2011	0.02	1,000	989,577
Bank of America Credit Card Trust 2006-A10	0.299	%#	2/15/2012	0.03	775	774,285
Bank of America Credit Card Trust 2007-A7	0.319	%#	8/15/2012	0.02	750	745,264
Chase Issuance Trust 2007-A14	0.569	%#	9/15/2011	0.03	1,565	1,564,785
Chase Issuance Trust 2008-A7	0.969	%#	11/15/2011	0.03	900	900,772
Citibank Credit Card Issuance Trust 2002-A8	0.508	%#	11/7/2011	0.00	650	649,389
Citibank Credit Card Issuance Trust 2004-A3	1.169	%#	7/25/2011	0.05	620	619,826
Citibank Credit Card Issuance Trust 2007-A2	0.743	%#	5/21/2012	0.12	834	827,638
Discover Card Master Trust I 2005-4 A1	0.379	%#	6/18/2013	0.01	1,000	979,559
Discover Card Master Trust I 2006-2 A1	0.319	%#	1/17/2012	0.03	900	899,788
MBNA Credit Card Master Note Trust 2004-A10 A	0.399	%#	3/15/2012	0.03	950	948,842
Total						9,899,725
Home Equity 0.10%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.46	139	123,012
Total Asset-Backed Securities (cost $20,380,582)						20,484,617
CORPORATE BONDS 13.42%
Airlines 0.46%
Southwest Airlines Co.†	10.50%		12/15/2011	2.14	550	592,060
Banking 2.84%
European Investment Bank (Luxembourg)(a)	3.125%		6/4/2014	4.53	1,000	1,003,243
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.25%		4/16/2012	2.69	630	636,323

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Banking (continued)
Societe de Financement de l'Economie Francaise (France)†(a)	2.125%	1/30/2012	2.48	$1,000	$1,001,685
Societe de Financement de l'Economie Francaise (France)†	3.375%	5/5/2014	4.42	1,000	1,003,604
Total					3,644,855
Beverages 0.25%
Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	3.74	300	322,848
Consumer/Commercial/Lease Financing 0.28%
General Electric Capital Corp.	5.25%	10/19/2012	2.97	350	360,062
Electronics 0.23%
Tyco Electronics Group (Switzerland)(a)	6.00%	10/1/2012	2.85	300	294,820
Environmental 0.78%
Allied Waste Industries, Inc.	6.375%	4/15/2011	1.64	500	508,966
Hospira, Inc.	1.078%#	3/30/2010	0.24	500	495,618
Total					1,004,584
Gas Distribution 0.20%
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	1.91	250	263,989
Investments & Miscellaneous Financial Services 6.81%
Asian Development Bank (Philippines)(a)	2.75%	5/21/2014	4.53	637	628,020
Bank of America Corp.	2.10%	4/30/2012	2.71	2,000	2,004,412
Fiserv, Inc.	6.125%	11/20/2012	3.01	300	311,635
GMAC LLC	2.20%	12/19/2012	3.30	1,650	1,644,707
Goldman Sachs Group, Inc. (The)	4.50%	6/15/2010	0.92	250	256,237
Inter-American Development Bank	3.00%	4/22/2014	4.42	650	648,275
JPMorgan Chase & Co.	2.125%	12/26/2012	3.33	3,000	2,987,310
Verizon Global Funding Corp.	7.25%	12/1/2010	1.34	250	266,275
Total					8,746,871
Media: Diversified 0.35%
Time Warner, Inc.	6.75%	4/15/2011	1.65	425	444,979
Telecommunications: Integrated/Services 0.25%
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	3.81	325	318,997

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments		Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Telecommunications: Wireless 0.69%
Alltel Corp.		6.50%	11/1/2013	3.73	$125	$134,791
Rogers Wireless, Inc. (Canada)(a)		7.25%	12/15/2012	3.04	700	752,705
Total						887,496
Tobacco 0.28%
Reynolds American, Inc.		6.50%	7/15/2010	0.96	350	358,296
Total Corporate Bonds (cost $17,139,861)						17,239,857
	Currency
FOREIGN BONDS 3.67%
Hungary 0.68%
Hungary Government Bond(b)	HUF	8.25%	10/12/2009	0.26	171,000	878,379
Mexico 2.99%
Mexican Bonos(b)	MXN	8.50%	6/23/2011	1.74	9,900	795,037
Mexico Cetes(b)	MXN	Zero Coupon	9/10/2009	19.26	4,045	3,042,034
Total						3,837,071
Total Foreign Bonds (cost $4,464,629)						4,715,450
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.31%
Export Development Canada (Canada)		2.375%	3/19/2012	2.59	260	262,638
Federal Republic of Brazil (Brazil)		6.00%	1/17/2017	5.87	100	103,150
Republic of Panama (Panama)		7.25%	3/15/2015	4.60	30	32,850
Total Foreign Government Obligations (cost $399,388)						398,638
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.74%
Federal Home Loan Mortgage Corp.		3.50%	5/1/2010	0.63	157	159,351
Federal Home Loan Mortgage Corp.		3.50%	9/1/2010	0.79	493	496,393
Federal Home Loan Mortgage Corp.		4.00%	7/1/2010	0.61	231	235,127
Federal Home Loan Mortgage Corp.		4.00%	5/1/2011	0.87	108	110,725
Federal Home Loan Mortgage Corp.		5.00%	5/1/2021	2.51	612	636,514
Federal Home Loan Mortgage Corp.(c)		5.704%#	11/1/2037	2.17	754	789,993
Federal National Mortgage Assoc.		3.50%	10/1/2010	0.75	90	92,511
Federal National Mortgage Assoc.		4.00%	8/1/2010	0.63	154	155,000
Federal National Mortgage Assoc.		4.00%	10/1/2010	0.73	121	122,135
Federal National Mortgage Assoc.		4.00%	11/1/2010	0.73	299	301,509

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	4.00%	1/1/2011	0.78	$304	$306,768
Federal National Mortgage Assoc.	4.00%	6/1/2011	0.90	1,071	1,091,247
Federal National Mortgage Assoc.	5.217%#	8/1/2038	1.68	1,147	1,193,672
Federal National Mortgage Assoc.	5.487%#	4/1/2036	2.02	211	221,059
Federal National Mortgage Assoc.	5.568%#	4/1/2036	1.91	106	111,045
Federal National Mortgage Assoc.	5.639%#	8/1/2036	1.68	362	380,090
Federal National Mortgage Assoc.	5.779%#	10/1/2036	1.90	719	754,093
Federal National Mortgage Assoc.	5.905%#	5/1/2036	2.15	205	211,936
Total Government Sponsored Enterprises Pass-Throughs (cost $7,198,408)					7,369,168
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 51.17%
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	2.07	1,000	1,025,624
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	1.21	943	939,100
Banc of America Commercial Mortgage, Inc. 2004-2 A2	3.52%	11/10/2038	0.00	82	81,540
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	0.18	306	305,027
Banc of America Commercial Mortgage, Inc. 2005-1 A3	4.877%	11/10/2042	0.51	105	103,809
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	0.77	1,887	1,845,323
Banc of America Commercial Mortgage, Inc. 2006-2 A1	5.611%	5/10/2045	1.02	1,336	1,356,786
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	0.84	407	411,522
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	1.30	267	270,286
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	0.91	248	252,487
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	1.42	504	505,428
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR4 A1	4.361%	6/11/2041	0.13	76	75,634
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A2	4.133%	11/11/2041	0.21	1,305	1,304,970
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1.23	1,405	1,365,268

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	2.13	$118	$117,327
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	0.38	166	166,254
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	0.58	348	348,881
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	0.52	686	689,399
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1.01	540	527,198
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	1.11	594	600,061
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A1	5.546%	9/11/2038	0.96	889	903,955
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A2	5.426%	9/11/2041	1.92	730	692,138
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	1.51	170	170,855
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A1	5.415%	4/12/2038	0.79	449	453,029
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T26 A1	5.145%	1/12/2045	1.69	180	180,548
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	1.95	1,160	1,175,038
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	0.42	228	227,906
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	0.57	1,240	1,220,308
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	3.34	920	855,476
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	0.32	285	285,974
Credit Suisse Mortgage Capital Certificates 2006-C3 A1	4.991%	6/15/2038	0.96	84	84,495
CS First Boston Mortgage Securities Corp. 2002-CKS4 A1	4.485%	11/15/2036	1.33	496	495,834
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	0.24	161	160,218
CS First Boston Mortgage Securities Corp. 2004-C2 A1	3.819%	5/15/2036	2.61	592	567,035

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.30	$2,158	$2,111,906
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	0.56	365	363,117
CS First Boston Mortgage Securities Corp. 2005-C2 A2	4.577%	4/15/2037	0.73	1,122	1,098,508
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	0.50	450	451,725
CW Capital Cobalt Ltd. 2007-C2 A1	5.064%	4/15/2047	1.55	833	836,762
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	2.77	1,000	976,965
GE Capital Commercial Mortgage Corp. 2003-C1 A2	4.093%	1/10/2038	0.44	166	164,838
GE Capital Commercial Mortgage Corp. 2004-C1 A2	3.915%	11/10/2038	1.22	11	11,124
GE Capital Commercial Mortgage Corp. 2004-C2 A2	4.119%	3/10/2040	1.04	567	558,978
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	0.54	397	396,062
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	0.45	1,747	1,703,457
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	0.83	429	433,064
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1.51	1,175	1,154,270
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	2.22	672	667,235
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	0.59	376	377,094
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A1	4.975%	11/10/2045	0.78	267	268,125
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	1.18	1,900	1,810,842
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	0.76	707	698,685
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1.22	1,749	1,763,595
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	0.68	1,950	1,902,317

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	0.66	$978	$986,018
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	1.32	200	193,894
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1.84	751	732,528
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A1	4.278%	5/15/2041	0.22	24	23,877
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A1	3.765%	1/15/2042	0.14	128	127,215
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A2	4.223%	1/15/2042	0.42	809	796,421
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1.91	1,870	1,863,727
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	1.17	570	536,716
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	0.79	1,000	961,920
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%	8/15/2042	0.96	395	377,836
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	0.53	656	660,447
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%	12/12/2044	1.10	870	845,926
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A1	5.32%	6/12/2047	1.59	867	881,067
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A1	5.538%	2/12/2049	1.28	655	662,678
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%	9/15/2027	0.56	246	244,556
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	0.67	200	198,915
LB-UBS Commercial Mortgage Trust 2003-C8 A4	5.124%	11/15/2032	3.53	625	586,042
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	0.90	77	76,787
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	0.05	946	945,218
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	0.25	915	910,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	0.74	$782	$775,437
LB-UBS Commercial Mortgage Trust 2005-C5 A2	4.885%	9/15/2030	0.73	200	193,559
LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%	3/15/2032	0.70	361	364,983
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	0.97	675	663,604
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	0.40	433	433,106
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	0.00	1	663
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	0.81	842	850,830
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1.42	1,605	1,529,192
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A1	5.549%	6/12/2050	1.41	1,135	1,148,780
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	0.54	1,604	1,602,672
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	0.88	570	576,635
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	1.01	451	448,803
Morgan Stanley Capital I 2005-HQ6 A1	4.646%	8/13/2042	0.64	114	114,774
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	0.96	1,025	999,671
Morgan Stanley Capital I 2005-T19 A1	4.478%	6/12/2047	0.57	83	82,920
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1.30	103	105,080
Morgan Stanley Capital I 2007-IQ14 A1	5.38%	4/15/2049	1.77	931	944,370
Wachovia Bank Commercial Mortgage Trust 2003-C3 A1	4.037%	2/15/2034	1.05	176	172,447
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1.10	945	921,991
Wachovia Bank Commercial Mortgage Trust 2004-C14 A2	4.368%	8/15/2041	0.48	1,187	1,171,074
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	0.33	465	456,866
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	0.33	2,045	2,038,368
Total Non-Agency Commercial Mortgage-Backed Securities (cost $65,523,429)					65,721,640
Total Long-Term Investments (cost $115,106,297)					115,929,370

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 10.42%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $13,240,000 of Federal Home Loan Mortgage Corp. at 2.875% due 11/23/2010 value: $13,653,750; proceeds: $13,385,087 (cost $13,385,087)	$13,385	$13,385,087
Total Investments in Securities 100.68% (cost $128,491,384)		129,314,457
Liabilities in Excess of Foreign Cash and Other Assets(d) (0.68%)		(872,183)
Net Assets 100.00%		$128,442,274

  HUF  Hungarian Forint.

  MXN  Mexican Peso.

  #  Variable rate security. The interest rate represents the rate at June 30, 2009.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Investment in non-U.S. dollar denominated securities.

  (c)  Security pledged as collateral for open futures contracts as of June 30, 2009 (see Note 2(h)).

  (d)  Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts as follows:

Open Futures Contracts at June 30, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2009	36	Short	$(7,783,875)	$23,438
U.S. 5-Year Treasury Note	September 2009	223	Short	(25,582,281)	(49,512)
Totals				$(33,366,156)	$(26,074)

Open Forward Foreign Currency Contracts Open at June 30, 2009:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	9/9/2009	10,800,000	$2,732,932	$2,745,356	$12,424
Argentine Peso	Sell	9/9/2009	610,000	152,978	155,062	(2,084)
Australian Dollar	Buy	9/9/2009	2,360,000	1,903,057	1,892,085	(10,972)
Australian Dollar	Sell	9/9/2009	790,000	627,971	633,367	(5,396)
Brazilian Real	Buy	8/6/2009	5,470,000	2,504,006	2,773,412	269,406
Brazilian Real	Sell	8/6/2009	1,300,000	605,412	659,129	(53,717)
Brazilian Real	Buy	10/9/2009	4,765,000	2,322,125	2,385,516	63,391
Brazilian Real	Buy	10/9/2009	1,120,000	566,945	560,709	(6,236)
Brazilian Real	Sell	10/9/2009	1,040,000	518,832	520,658	(1,826)
Chilean Peso	Buy	8/6/2009	1,565,000,000	2,733,625	2,940,149	206,524

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Chilean Peso	Sell	8/6/2009	235,000,000	$441,315	$441,492	$(177)
Chilean Peso	Sell	8/6/2009	300,000,000	561,588	563,607	(2,019)
Chilean Peso	Sell	8/6/2009	520,000,000	926,008	976,918	(50,910)
Chinese Yuan Renminbi	Buy	9/9/2009	12,420,000	1,828,541	1,819,635	(8,906)
Chinese Yuan Renminbi	Buy	9/9/2009	900,000	131,897	131,858	(39)
Colombian Peso	Buy	9/9/2009	3,760,000,000	1,765,258	1,734,776	(30,482)
Colombian Peso	Buy	9/9/2009	1,850,000,000	880,953	853,547	(27,406)
Czech Koruna	Buy	8/6/2009	62,200,000	3,135,081	3,358,430	223,349
Czech Koruna	Buy	9/9/2009	30,500,000	1,592,731	1,645,211	52,480
Czech Koruna	Buy	9/9/2009	2,400,000	125,826	129,459	3,633
Czech Koruna	Buy	9/9/2009	4,100,000	221,238	221,159	(79)
Czech Koruna	Buy	10/9/2009	50,400,000	2,683,849	2,716,277	32,428
Euro	Sell	7/29/2009	464,560	585,831	627,593	(41,762)
Euro	Buy	7/29/2009	464,537	615,557	651,690	36,133
Hong Kong Dollar	Buy	8/6/2009	53,000,000	6,843,362	6,840,646	(2,716)
Hong Kong Dollar	Buy	8/6/2009	1,000,000	129,083	129,069	(14)
Hong Kong Dollar	Buy	10/9/2009	17,570,000	2,269,000	2,268,942	(58)
Hong Kong Dollar	Buy	10/9/2009	4,820,000	622,474	622,442	(32)
Hungarian Forint	Buy	8/6/2009	528,000,000	2,432,059	2,700,166	268,107
Hungarian Forint	Buy	8/6/2009	47,000,000	229,350	240,356	11,006
Hungarian Forint	Buy	10/9/2009	433,000,000	2,157,556	2,185,512	27,956
Hungarian Forint	Buy	10/9/2009	27,000,000	134,363	136,279	1,916
Hungarian Forint	Buy	10/9/2009	33,500,000	169,363	169,087	(276)
Indian Rupee	Buy	8/6/2009	131,275,000	2,624,975	2,732,860	107,885
Indian Rupee	Buy	8/6/2009	6,050,000	126,702	125,948	(754)
Indian Rupee	Buy	10/9/2009	65,900,000	1,352,308	1,365,393	13,085
Indonesian Rupiah	Buy	9/9/2009	15,600,000,000	1,501,155	1,505,150	3,995
Indonesian Rupiah	Buy	9/9/2009	9,800,000,000	956,098	945,543	(10,555)
Indonesian Rupiah	Sell	9/9/2009	2,950,000,000	284,749	284,628	121
Indonesian Rupiah	Buy	10/9/2009	21,550,000,000	2,048,479	2,065,002	16,523
Israeli New Shekel	Buy	8/6/2009	9,470,000	2,283,937	2,410,062	126,125
Israeli New Shekel	Buy	8/6/2009	500,000	127,119	127,247	128
Israeli New Shekel	Buy	8/6/2009	510,000	129,771	129,792	21
Israeli New Shekel	Sell	8/6/2009	2,500,000	620,578	636,236	(15,658)
Malaysian Ringgit	Buy	8/6/2009	3,015,000	855,441	856,696	1,255
Malaysian Ringgit	Buy	10/9/2009	5,585,000	1,575,458	1,584,029	8,571
Malaysian Ringgit	Buy	10/9/2009	600,000	170,575	170,173	(402)
Mexican Peso	Buy	8/6/2009	120,300,000	8,956,091	9,089,261	133,170
Mexican Peso	Buy	8/6/2009	2,500,000	186,675	188,888	2,213
Mexican Peso	Buy	8/6/2009	1,700,000	125,211	128,443	3,232
Mexican Peso	Sell	8/6/2009	5,700,000	430,477	430,663	(186)
Mexican Peso	Sell	8/6/2009	39,800,000	2,956,689	3,007,087	(50,398)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

DEVELOPING LOCAL MARKETS FUND June 30, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Mexican Peso	Buy	10/9/2009	68,260,000	$5,097,301	$5,111,660	$14,359
New Romanian Leu	Buy	8/7/2009	2,730,000	854,727	901,385	46,658
New Romanian Leu	Buy	8/7/2009	2,010,000	657,507	663,657	6,150
New Romanian Leu	Buy	9/9/2009	14,700,000	4,861,111	4,814,375	(46,736)
New Romanian Leu	Buy	9/9/2009	400,000	128,452	131,003	2,551
New Romanian Leu	Sell	9/9/2009	600,000	199,734	196,505	3,229
New Turkish Lira	Buy	8/7/2009	6,290,000	3,983,534	4,046,564	63,030
New Turkish Lira	Buy	8/7/2009	200,000	128,041	128,667	626
New Turkish Lira	Buy	8/7/2009	200,000	128,700	128,666	(34)
New Turkish Lira	Buy	9/9/2009	6,100,000	3,878,433	3,894,396	15,963
New Turkish Lira	Buy	9/9/2009	200,000	126,976	127,685	709
New Turkish Lira	Buy	9/9/2009	770,000	489,753	491,588	1,835
New Turkish Lira	Buy	9/9/2009	270,000	168,856	172,375	3,519
New Turkish Lira	Buy	10/9/2009	7,600,000	4,825,397	4,818,634	(6,763)
Peruvian Nuevo Sol	Buy	8/6/2009	1,800,000	607,493	597,592	(9,901)
Peruvian Nuevo Sol	Sell	8/6/2009	470,000	155,552	156,038	(486)
Peruvian Nuevo Sol	Buy	9/9/2009	7,010,000	2,334,332	2,323,076	(11,256)
Philippine Peso	Buy	9/9/2009	207,500,000	4,372,748	4,285,397	(87,351)
Philippine Peso	Buy	9/9/2009	6,200,000	126,376	128,046	1,670
Philippine Peso	Buy	9/9/2009	6,900,000	142,297	142,502	205
Polish Zloty	Buy	7/29/2009	2,050,000	585,831	644,732	58,901
Polish Zloty	Sell	7/29/2009	2,050,000	615,557	644,732	(29,175)
Polish Zloty	Buy	8/7/2009	13,100,000	3,939,613	4,117,365	177,752
Polish Zloty	Buy	8/7/2009	2,000,000	624,122	628,605	4,483
Polish Zloty	Buy	8/7/2009	535,000	163,287	168,152	4,865
Polish Zloty	Buy	8/7/2009	460,000	143,356	144,579	1,223
Polish Zloty	Buy	8/7/2009	5,055,000	1,590,873	1,588,800	(2,073)
Polish Zloty	Buy	10/9/2009	25,950,000	8,059,006	8,123,518	64,512
Russian Ruble	Buy	8/6/2009	112,000,000	3,349,282	3,562,193	212,911
Russian Ruble	Buy	8/6/2009	20,500,000	617,470	652,009	34,539
Russian Ruble	Buy	9/9/2009	29,300,000	928,832	923,534	(5,298)
Russian Ruble	Buy	9/9/2009	4,000,000	125,731	126,080	349
Russian Ruble	Buy	9/9/2009	20,700,000	650,534	652,462	1,928
Singapore Dollar	Buy	8/7/2009	6,100,000	4,145,204	4,210,032	64,828
Singapore Dollar	Buy	10/9/2009	6,720,000	4,623,616	4,637,154	13,538
Singapore Dollar	Buy	10/9/2009	1,030,000	711,180	710,754	(426)
South African Rand	Buy	8/6/2009	27,325,000	3,174,373	3,518,275	343,902
South African Rand	Buy	8/6/2009	1,175,000	136,559	151,289	14,730
South African Rand	Sell	8/6/2009	10,500,000	1,346,093	1,351,945	(5,852)
South African Rand	Buy	10/9/2009	18,880,000	2,334,467	2,401,532	67,065
Thai Baht	Buy	10/9/2009	44,300,000	1,300,340	1,298,404	(1,936)
	Total Unrealized Appreciation on Forward Foreign Currency Contracts					$2,320,760

See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL ALLOCATION FUND June 30, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.00%
Lord Abbett Affiliated Fund, Inc. - Class I(b)	686,401	$5,848
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I(c)	264,029	5,801
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(d)	1,244,235	7,814
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I(b)	640,099	5,735
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(c)	378,703	5,718
Lord Abbett Investment Trust - High Yield Fund - Class I(f)	1,844,027	11,876
Lord Abbett Securities Trust - International Core Equity Fund - Class I(g)	412,435	4,029
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(h)	3,448,804	23,797
Lord Abbett Securities Trust - International Opportunities Fund - Class I(i)	868,577	8,104
Total Investments in Underlying Funds (cost $99,357,521)		78,722

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.12%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $90,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $98,550; proceeds: $94,506 (cost $94,506)	$94	$94
Total Investments in Securities 100.12% (cost $99,452,027)		78,816
Liabilities in Excess of Foreign Cash and Other Assets (0.12%)		(94)
Net Assets 100.00%		$78,722

*  Non-income producing security.

  (a)  Affiliated issuers (See Note 10).

  (b)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (c)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (d)  Fund investment objective is to seek high total return.

  (e)  Fund investment objective is capital appreciation.

  (f)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (g)  Fund investment objective is to seek long-term capital appreciation.

  (h)  Fund investment objective is to seek a high level of total return.

  (i)  Fund investment objective is long-term capital appreciation.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2009

	Developing Local Markets Fund	Global Allocation Fund
ASSETS:
Investments in securities, at cost	$128,491,384	$99,452,027
Investments in securities, at value	$129,314,457	$78,816,441
Deposits with brokers for futures collateral	251,800	–
Foreign cash, at value (cost $58,536 and $0, respectively)	58,496	–
Receivables:
Interest and dividends	549,393	481,835
Investment securities sold	44,651	–
Capital shares sold	4,024,360	1,231,473
From affiliates (See Note 3)	–	44,784
From advisor (See Note 3)	2,612	–
Unrealized appreciation on forward foreign currency contracts	2,851,107	–
Prepaid expenses and other assets	58,261	36,305
Total assets	137,155,137	80,610,838
LIABILITIES:
Payables:
Investment securities purchased	3,974,360	368,068
Capital shares reacquired	3,484,671	1,244,872
Management fee	49,995	–
12b-1 distribution fees	53,433	39,081
Fund administration	4,007	–
Directors' fees	42,101	26,112
To bank–foreign cash, at value (cost $0 and $36, respectively)	–	39
To affiliates (See Note 3)	4,172	–
Variation margin	215,215	–
Unrealized depreciation on forward foreign currency contracts	530,347	–
Distributions payable	222,791	49,843
Accrued expenses and other liabilities	131,771	160,812
Total liabilities	8,712,863	1,888,827
NET ASSETS	$128,442,274	$78,722,011
COMPOSITION OF NET ASSETS:
Paid-in capital	$134,845,192	$105,111,984
Undistributed net investment income	3,098,510	121,126
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(12,631,453)	(5,874,134)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	3,130,025	(20,636,965)
Net Assets	$128,442,274	$78,722,011

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2009

	Developing Local Markets Fund	Global Allocation Fund
Net assets by class:
Class A Shares	$73,243,729	$58,764,649
Class B Shares	$3,657,842	$7,682,989
Class C Shares	$18,851,231	$11,112,903
Class F Shares	$9,763,692	$353,459
Class I Shares	$22,824,839	$790,550
Class P Shares	$4,851	–
Class R2 Shares	$12,984	$7,907
Class R3 Shares	$83,106	$9,554
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $.001 par value)	11,639,257	6,679,789
Class B Shares (30 million and 15 million shares of common stock authorized, $.001 par value)	578,587	940,496
Class C Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	2,979,304	1,357,015
Class F Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	1,553,803	40,203
Class I Shares (15 million and 15 million shares of common stock authorized, $.001 par value)	3,633,822	89,519
Class P Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	772	–
Class R2 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	2,060	894.848
Class R3 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	13,212	1,082
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$6.29	$8.80
Class A Shares–Maximum offering price (Net asset value plus sales charge of 4.75% and 5.75%, respectively)	$6.60	$9.34
Class B Shares–Net asset value	$6.32	$8.17
Class C Shares–Net asset value	$6.33	$8.19
Class F Shares–Net asset value	$6.28	$8.79
Class I Shares–Net asset value	$6.28	$8.83
Class P Shares–Net asset value	$6.28	–
Class R2 Shares–Net asset value	$6.30	$8.84
Class R3 Shares–Net asset value	$6.29	$8.83

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2009

	Developing Local Markets Fund	Global Allocation Fund
Investment income:
Dividends	$–	$1,269,536
Interest	2,666,556	4,598
Total investment income	2,666,556	1,274,134
Expenses:
Management fee	297,978	85,955
12b-1 distribution plan–Class A	128,229	90,673
12b-1 distribution plan–Class B	17,721	34,073
12b-1 distribution plan–Class C	86,770	46,732
12b-1 distribution plan–Class F	2,514	90
12b-1 distribution plan–Class P	9	–
12b-1 distribution plan–Class R2	35	–
12b-1 distribution plan–Class R3	164	–
Shareholder servicing	114,563	170,585
Professional	28,260	22,536
Reports to shareholders	23,913	39,709
Fund administration	23,838	–
Custody	30,624	1,136
Directors' fees	2,464	1,120
Registration	44,745	41,645
Subsidy (See Note 3)	27,888	–
Other	3,200	4,486
Gross expenses	832,915	538,740
Expense reductions (See Note 7)	(224)	(127)
Expenses reimbursed by advisor (See Note 3)	(31,091)	–
Expenses assumed by Underlying Funds (See Note 3)	–	(281,090)
Management fee waived (See Note 3)	–	(85,955)
Net expenses	801,600	171,568
Net investment income	1,864,956	1,102,566
Net realized and unrealized gain (loss):
Net realized loss on investments, futures contracts and foreign currency related transactions	(1,592,796)	(1,855,119)*
Net change in unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	12,394,733	9,479,000
Net realized and unrealized gain	10,801,937	7,623,881
Net Increase in Net Assets Resulting From Operations	$12,666,893	$8,726,447

*  Includes net realized loss from affiliated issuers of $1,854,487 (see note 10).

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Developing Local Markets Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$1,864,956	$3,936,202
Net realized loss on investments, futures contracts and foreign currency related transactions	(1,592,796)	(23,149,299)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	12,394,733	(10,800,768)
Net increase (decrease) in net assets resulting from operations	12,666,893	(30,013,865)
Distributions to shareholders from:
Net investment income
Class A	(1,189,193)	(1,617,616)
Class B	(39,495)	(68,996)
Class C	(193,368)	(240,309)
Class F	(78,660)	(10,966)
Class I	(374,304)	(295,927)
Class P	(60)	(83)
Class R2	(165)	(215)
Class R3	(987)	(741)
Return of capital
Class A	–	(1,256,137)
Class B	–	(53,578)
Class C	–	(186,609)
Class F	–	(8,516)
Class I	–	(229,798)
Class P	–	(64)
Class R2	–	(167)
Class R3	–	(575)
Total distributions to shareholders	(1,876,232)	(3,970,297)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	26,458,326	170,377,510
Reinvestment of distributions	1,516,335	2,936,027
Cost of shares reacquired	(36,872,815)	(67,111,874)
Net increase (decrease) in net assets resulting from capital share transactions	(8,898,154)	106,201,663
Net increase in net assets	1,892,507	72,217,501
NET ASSETS:
Beginning of period	$126,549,767	$54,332,266
End of period	$128,442,274	$126,549,767
Undistributed net investment income	$3,098,510	$3,109,786

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$1,102,566	$2,270,139
Capital gains received from Underlying Funds	–	218,565
Net realized loss on investments and foreign currency related transactions	(1,855,119)	(4,265,548)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	9,479,000	(43,736,609)
Net increase (decrease) in net assets resulting from operations	8,726,447	(45,513,453)
Distributions to shareholders from:
Net investment income
Class A	(1,158,821)	(1,188,196)
Class B	(129,459)	(121,905)
Class C	(183,497)	(162,380)
Class F	(6,847)	(217)
Class I	(15,077)	(12,808)
Class R2	(147)	(138)
Class R3	(170)	(143)
Net realized gain
Class A	–	(1,330,502)
Class B	–	(191,047)
Class C	–	(255,382)
Class F	–	(213)
Class I	–	(11,072)
Class R2	–	(159)
Class R3	–	(159)
Total distributions to shareholders	(1,494,018)	(3,274,321)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	9,021,876	20,479,781
Reinvestment of distributions	1,396,747	3,096,713
Cost of shares reacquired	(9,698,611)	(27,911,661)
Net increase (decrease) in net assets resulting from capital share transactions	720,012	(4,335,167)
Net increase (decrease) in net assets	7,952,441	(53,122,941)
NET ASSETS:
Beginning of period	$70,769,570	$123,892,511
End of period	$78,722,011	$70,769,570
Undistributed net investment income	$121,126	$512,578

See Notes to Financial Statements.

Financial Highlights

DEVELOPING LOCAL MARKETS FUND

	Class A Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.72		$6.73	$6.84	$6.80	$7.66	$7.43
Investment operations:
Net investment income(a)	.09		.24	.22	.18	.17	.17
Net realized and unrealized gain (loss)	.57		(1.01)	.31	.17	(.59)	.43
Total from investment operations	.66		(.77)	.53	.35	(.42)	.60
Distributions to shareholders from:
Net investment income	(.09)		(.14)	(.64)	(.31)	(.44)	(.37)
Return of capital	–		(.10)	–	–	–	–
Total distributions	(.09)		(.24)	(.64)	(.31)	(.44)	(.37)
Net asset value, end of period	$6.29		$5.72	$6.73	$6.84	$6.80	$7.66
Total Return(b)	11.72	%(c)	(11.90)%	7.98%	5.22%	(5.61)%	8.40%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.65	%(c)	1.23%	1.14%	1.30%	1.30%	1.40%
Expenses, including expense reductions and expenses reimbursed	.65	%(c)	1.22%	1.14%	1.30%	1.30%	1.40%
Expenses, excluding expense reductions and expenses reimbursed	.67	%(c)	1.27%	1.83%	1.43%	1.38%	1.40%
Net investment income	1.58	%(c)	3.59%	3.25%	2.70%	2.36%	2.33%
Supplemental Data:
Net assets, end of period (000)	$73,244		$83,426	$44,148	$50,398	$52,275	$55,821
Portfolio turnover rate	36.50	%(c)	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class B Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.74		$6.74	$6.85	$6.80	$7.67	$7.45
Investment operations:
Net investment income(a)	.07		.19	.18	.14	.12	.12
Net realized and unrealized gain (loss)	.57		(1.00)	.28	.17	(.60)	.43
Total from investment operations	.64		(.81)	.46	.31	(.48)	.55
Distributions to shareholders from:
Net investment income	(.06)		(.11)	(.57)	(.26)	(.39)	(.33)
Return of capital	–		(.08)	–	–	–	–
Total distributions	(.06)		(.19)	(.57)	(.26)	(.39)	(.33)
Net asset value, end of period	$6.32		$5.74	$6.74	$6.85	$6.80	$7.67
Total Return(b)	11.32	%(c)	(12.37)%	7.26%	4.67%	(6.34)%	7.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.97	%(c)	1.88%	1.79%	1.95%	1.95%	2.04%
Expenses, including expense reductions and expenses reimbursed	.97	%(c)	1.88%	1.79%	1.95%	1.95%	2.04%
Expenses, excluding expense reductions and expenses reimbursed	.99	%(c)	1.95%	2.46%	2.08%	2.03%	2.04%
Net investment income	1.25	%(c)	2.93%	2.58%	2.05%	1.71%	1.69%
Supplemental Data:
Net assets, end of period (000)	$3,658		$4,105	$3,303	$4,184	$4,636	$5,291
Portfolio turnover rate	36.50	%(c)	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class C Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.74		$6.75	$6.86	$6.81	$7.67	$7.45
Investment operations:
Net investment income(a)	.07		.19	.18	.14	.12	.12
Net realized and unrealized gain (loss)	.58		(1.01)	.30	.17	(.59)	.43
Total from investment operations	.65		(.82)	.48	.31	(.47)	.55
Distributions to shareholders from:
Net investment income	(.06)		(.11)	(.59)	(.26)	(.39)	(.33)
Return of capital	–		(.08)	–	–	–	–
Total distributions	(.06)		(.19)	(.59)	(.26)	(.39)	(.33)
Net asset value, end of period	$6.33		$5.74	$6.75	$6.86	$6.81	$7.67
Total Return(b)	11.50	%(c)	(12.50)%	7.27%	4.66%	(6.20)%	7.59%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.97	%(c)	1.87%	1.79%	1.95%	1.95%	2.04%
Expenses, including expense reductions and expenses reimbursed	.97	%(c)	1.87%	1.79%	1.95%	1.95%	2.04%
Expenses, excluding expense reductions and expenses reimbursed	.99	%(c)	1.91%	2.47%	2.08%	2.02%	2.04%
Net investment income	1.25	%(c)	2.95%	2.60%	2.05%	1.70%	1.69%
Supplemental Data:
Net assets, end of period (000)	$18,851		$18,407	$5,952	$6,608	$7,004	$6,235
Portfolio turnover rate	36.50	%(c)	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class F Shares
	Six Months Ended 6/30/2009 (unaudited)		Year Ended 12/31/2008	9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.71		$6.73	$6.92
Investment operations:
Net investment income(b)	.10		.25	.07
Net realized and unrealized gain (loss)	.57		(1.01)	.17
Total from investment operations	.67		(.76)	.24
Distributions to shareholders from:
Net investment income	(.10)		(.15)	(.43)
Return of capital	–		(.11)	–
Total distributions	(.10)		(.26)	(.43)
Net asset value, end of period	$6.28		$5.71	$6.73
Total Return(c)	11.82	%(d)	(11.76)%	3.56	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.52	%(d)	.96%	.16	%(d)
Expenses, including expense reductions and expenses reimbursed	.52	%(d)	.96%	.16	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.54	%(d)	.98%	.17	%(d)
Net investment income	1.61	%(d)	3.94%	1.02	%(d)
Supplemental Data:
Net assets, end of period (000)	$9,764		$710	$10
Portfolio turnover rate	36.50	%(d)	83.70%	301.30%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class I Shares
	Six Months Ended 6/30/2009		Year Ended 12/31				10/19/2004(a) to
	(unaudited)		2008	2007	2006	2005	12/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$5.72		$6.73	$6.85	$6.80	$7.66	$7.38
Investment operations:
Net investment income(b)	.10		.26	.25	.21	.20	.04
Net realized and unrealized gain (loss)	.57		(1.00)	.29	.17	(.60)	.37
Total from investment operations	.67		(.74)	.54	.38	(.40)	.41
Distributions to shareholders from:
Net investment income	(.11)		(.15)	(.66)	(.33)	(.46)	(.13)
Return of capital	–		(.12)	–	–	–	–
Total distributions	(.11)		(.27)	(.66)	(.33)	(.46)	(.13)
Net asset value, end of period	$6.28		$5.72	$6.73	$6.85	$6.80	$7.66
Total Return(c)	11.84	%(d)	(11.47)%	8.20%	5.75%	(5.28)%	5.79	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.47	%(d)	.88%	.77%	.95%	.95%	.21	%(d)
Expenses, including expense reductions and expenses reimbursed	.47	%(d)	.87%	.77%	.95%	.95%	.21	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.50	%(d)	.90%	1.45%	1.08%	1.03%	.21	%(d)
Net investment income	1.74	%(d)	3.96%	3.64%	3.03%	2.71%	.57	%(d)
Supplemental Data:
Net assets, end of period (000)	$22,825		$19,830	$888	$1,041	$564	$577
Portfolio turnover rate	36.50	%(d)	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Commencement of offering class of shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class P Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.71		$6.71	$6.82	$6.77	$7.59	$7.39
Investment operations:
Net investment income(a)	.09		.24	.22	.18	.16	.16
Net realized and unrealized gain (loss)	.57		(1.01)	.30	.17	(.58)	.36
Total from investment operations	.66		(.77)	.52	.35	(.42)	.52
Distributions to shareholders from:
Net investment income	(.09)		(.13)	(.63)	(.30)	(.40)	(.32)
Return of capital	–		(.10)	–	–	–	–
Total distributions	(.09)		(.23)	(.63)	(.30)	(.40)	(.32)
Net asset value, end of period	$6.28		$5.71	$6.71	$6.82	$6.77	$7.59
Total Return(b)	11.62	%(c)	(11.91)%	7.96%	5.34%	(5.60)%	7.34%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.68	%(c)	1.30%	1.17%	1.22%	1.38%	1.49%
Expenses, including expense reductions and expenses reimbursed	.68	%(c)	1.30%	1.17%	1.22%	1.38%	1.49%
Expenses, excluding expense reductions and expenses reimbursed	.70	%(c)	1.37%	1.93%	1.50%	1.39%	1.49%
Net investment income	1.55	%(c)	3.52%	3.30%	2.60%	2.20%	2.24%
Supplemental Data:
Net assets, end of period (000)	$5		$4	$9	$2	$2	$2
Portfolio turnover rate	36.50	%(c)	83.70%	301.30%	271.35%	194.12%	260.11%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class R2 Shares
	Six Months Ended 6/30/2009 (unaudited)		Year Ended 12/31/2008	9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.72		$6.73	$6.92
Investment operations:
Net investment income(b)	.08		.25	.06
Net realized and unrealized gain (loss)	.58		(1.01)	.17
Total from investment operations	.66		(.76)	.23
Distributions to shareholders from:
Net investment income	(.08)		(.14)	(.42)
Return of capital	–		(.11)	–
Total distributions	(.08)		(.25)	(.42)
Net asset value, end of period	$6.30		$5.72	$6.73
Total Return(c)	11.48	%(d)	(11.63)%	3.45	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.75	%(d)	1.08%	.27	%(d)
Expenses, including expense reductions and expenses reimbursed	.75	%(d)	1.07%	.27	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.78	%(d)	1.15%	.28	%(d)
Net investment income	1.46	%(d)	3.74%	.92	%(d)
Supplemental Data:
Net assets, end of period (000)	$13		$12	$10
Portfolio turnover rate	36.50	%(d)	83.70%	301.30%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

DEVELOPING LOCAL MARKETS FUND

	Class R3 Shares
	Six Months Ended 6/30/2009 (unaudited)		Year Ended 12/31/2008	9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.72		$6.73	$6.92
Investment operations:
Net investment income(b)	.09		.23	.07
Net realized and unrealized gain (loss)	.57		(.99)	.17
Total from investment operations	.66		(.76)	.24
Distributions to shareholders from:
Net investment income	(.09)		(.14)	(.43)
Return of capital	–		(.11)	–
Total distributions	(.09)		(.25)	(.43)
Net asset value, end of period	$6.29		$5.72	$6.73
Total Return(c)	11.63	%(d)	(11.76)%	3.48	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.72	%(d)	1.26%	.25	%(d)
Expenses, including expense reductions and expenses reimbursed	.72	%(d)	1.26%	.25	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.74	%(d)	1.30%	.25	%(d)
Net investment income	1.49	%(d)	3.50%	.95	%(d)
Supplemental Data:
Net assets, end of period (000)	$83		$57	$10
Portfolio turnover rate	36.50	%(d)	83.70%	301.30%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

GLOBAL ALLOCATION FUND

	Class A Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.95		$13.15		$13.17	$12.23	$11.75	$10.51
Investment operations:
Net investment income (loss)(a)	.13		.26		.06	.05	.05	(.01)
Net realized and unrealized gain (loss)	.90		(5.10)		1.48	2.13	.91	1.27
Total from investment operations	1.03		(4.84)		1.54	2.18	.96	1.26
Distributions to shareholders from:
Net investment income	(.18)		(.17)		(.03)	(.04)	(.05)	(.02)
Net realized gain	–		(.19)		(1.53)	(1.20)	(.43)	–
Total distributions	(.18)		(.36)		(1.56)	(1.24)	(.48)	(.02)
Net asset value, end of period	$8.80		$7.95		$13.15	$13.17	$12.23	$11.75
Total Return(b)	13.16	%(c)	(37.33)%		11.82%	18.12%	8.21%	11.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.17	%(c)(d)	1.07	%(d)	1.60%	1.60%	1.60%	2.05%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.17	%(c)(d)	1.06	%(d)	1.60%	1.60%	1.60%	2.05%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.70	%(c)	1.60%		1.71%	1.83%	1.94%	2.05%
Net investment income (loss)	1.66	%(c)	2.40%		.45%	.36%	.43%	(.11)%
Supplemental Data:
Net assets, end of period (000)	$58,765		$53,568		$94,321	$83,067	$67,807	$59,915
Portfolio turnover rate	6.88	%(c)	147.44%		87.01%	95.23%	97.65%	170.93%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class B Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.38		$12.25		$12.42	$11.65	$11.24	$10.10
Investment operations:
Net investment income (loss)(a)	.10		.18		(.03)	(.04)	(.02)	(.08)
Net realized and unrealized gain (loss)	.83		(4.74)		1.39	2.02	.86	1.22
Total from investment operations	.93		(4.56)		1.36	1.98	.84	1.14
Distributions to shareholders from:
Net investment income	(.14)		(.12)		–	(.01)	–	–
Net realized gain	–		(.19)		(1.53)	(1.20)	(.43)	–
Total distributions	(.14)		(.31)		(1.53)	(1.21)	(.43)	–
Net asset value, end of period	$8.17		$7.38		$12.25	$12.42	$11.65	$11.24
Total Return(b)	12.82	%(c)	(37.74)%		11.08%	17.28%	7.52%	11.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.50	%(c)(d)	1.72	%(d)	2.25%	2.25%	2.25%	2.69%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.50	%(c)(d)	1.72	%(d)	2.25%	2.25%	2.25%	2.69%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	1.02	%(c)	2.26%		2.36%	2.48%	2.58%	2.69%
Net investment income (loss)	1.33	%(c)	1.74%		(.20)%	(.29)%	(.22)%	(.75)%
Supplemental Data:
Net assets, end of period (000)	$7,683		$7,194		$12,653	$11,502	$9,064	$7,818
Portfolio turnover rate	6.88	%(c)	147.44%		87.01%	95.23%	97.65%	170.93%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class C Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.40		$12.28		$12.44	$11.67	$11.25	$10.11
Investment operations:
Net investment income (loss)(a)	.10		.18		(.03)	(.04)	(.02)	(.08)
Net realized and unrealized gain (loss)	.83		(4.75)		1.40	2.02	.87	1.22
Total from investment operations	.93		(4.57)		1.37	1.98	.85	1.14
Distributions to shareholders from:
Net investment income	(.14)		(.12)		–	(.01)	–	–
Net realized gain	–		(.19)		(1.53)	(1.20)	(.43)	–
Total distributions	(.14)		(.31)		(1.53)	(1.21)	(.43)	–
Net asset value, end of period	$8.19		$7.40		$12.28	$12.44	$11.67	$11.25
Total Return(b)	12.79	%(c)	(37.73)%		11.14%	17.25%	7.61%	11.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.50	%(c)(d)	1.71	%(d)	2.25%	2.25%	2.25%	2.69%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.50	%(c)(d)	1.71	%(d)	2.25%	2.25%	2.25%	2.69%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	1.02	%(c)	2.25%		2.36%	2.48%	2.58%	2.69%
Net investment income (loss)	1.36	%(c)	1.76%		(.20)%	(.30)%	(.22)%	(.75)%
Supplemental Data:
Net assets, end of period (000)	$11,113		$9,428		$16,104	$12,681	$8,991	$7,158
Portfolio turnover rate	6.88	%(c)	147.44%		87.01%	95.23%	97.65%	170.93%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class F Shares
	Six Months Ended 6/30/2009 (unaudited)		Year Ended 12/31/2008		9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.95		$13.12		$14.71
Investment operations:
Net investment income(b)	.18		.32		.01
Net realized and unrealized gain (loss)	.85		(5.11)		(.26)
Total from investment operations	1.03		(4.79)		(.25)
Distributions to shareholders from:
Net investment income	(.19)		(.19)		(.07)
Net realized gain	–		(.19)		(1.27)
Total distributions	(.19)		(.38)		(1.34)
Net asset value, end of period	$8.79		$7.95		$13.12
Total Return(c)	13.16	%(d)	(37.09)%		(1.67	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.05	%(d)(e)	.62	%(e)	.30	%(d)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.05	%(d)(e)	.61	%(e)	.30	%(d)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.56	%(d)	1.26%		.39	%(d)
Net investment income	2.21	%(d)	3.02%		.04	%(d)
Supplemental Data:
Net assets, end of period (000)	$353		$9		$10
Portfolio turnover rate	6.88	%(d)	147.44%		87.01%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class I Shares
	Six Months Ended 6/30/2009		Year Ended 12/31					10/19/2004(a) to
	(unaudited)		2008		2007	2006	2005	12/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$7.98		$13.18		$13.19	$12.25	$11.76	$10.54
Investment operations:
Net investment income(b)	.15		.31		.11	.09	.09	–	(c)
Net realized and unrealized gain (loss)	.89		(5.13)		1.49	2.14	.92	1.22
Total from investment operations	1.04		(4.82)		1.60	2.23	1.01	1.22
Distributions to shareholders from:
Net investment income	(.19)		(.19)		(.08)	(.09)	(.09)	–
Net realized gain	–		(.19)		(1.53)	(1.20)	(.43)	–
Total distributions	(.19)		(.38)		(1.61)	(1.29)	(.52)	–
Net asset value, end of period	$8.83		$7.98		$13.18	$13.19	$12.25	$11.76
Total Return(d)	13.29	%(e)	(37.10)%		12.25%	18.46%	8.64%	11.57	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.00	%(e)(f)	.69	%(f)	1.25%	1.25%	1.25%	.33	%(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.00	%(e)(f)	.69	%(f)	1.25%	1.25%	1.25%	.33	%(e)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.53	%(e)	1.25%		1.36%	1.48%	1.58%	.33	%(e)
Net investment income	1.89	%(e)	2.85%		.78%	.70%	.77%	.02	%(e)
Supplemental Data:
Net assets, end of period (000)	$791		$557		$804	$582	$478	$460
Portfolio turnover rate	6.88	%(e)	147.44%		87.01%	95.23%	97.65%	170.93%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class R2 Shares
	Six Months Ended 6/30/2009 (unaudited)		6/23/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.96		$11.83
Investment operations:
Net investment income(b)	.15		.18
Net realized and unrealized gain (loss)	.90		(3.70)
Total from investment operations	1.05		(3.52)
Distributions to shareholders from:
Net investment income	(.17)		(.16)
Net realized gain	–		(.19)
Total distributions	(.17)		(.35)
Net asset value, end of period	$8.84		$7.96
Total Return(c)	13.39	%(d)	(30.36	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.00	%(d)(e)	.32	%(d)(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.00	%(d)(e)	.32	%(d)(e)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.52	%(d)	.87	%(d)
Net investment income	1.84	%(d)	1.88	%(d)
Supplemental Data:
Net assets, end of period (000)	$8		$7
Portfolio turnover rate	6.88	%(d)	147.44%

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL ALLOCATION FUND

	Class R3 Shares
	Six Months Ended 6/30/2009 (unaudited)		6/23/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.95		$11.83
Investment operations:
Net investment income(b)	.15		.18
Net realized and unrealized gain (loss)	.90		(3.70)
Total from investment operations	1.05		(3.52)
Distributions to shareholders from:
Net investment income	(.17)		(.17)
Net realized gain	–		(.19)
Total distributions	(.17)		(.36)
Net asset value, end of period	$8.83		$7.95
Total Return(c)	13.46	%(d)	(30.40	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.00	%(d)(e)	.27	%(d)(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.00	%(d)(e)	.26	%(d)(e)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.51	%(d)	.82	%(d)
Net investment income	1.90	%(d)	1.93	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$7
Portfolio turnover rate	6.88	%(d)	147.44%

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the "Funds") and their respective classes: Lord Abbett Developing Local Markets Fund ("Developing Local Markets Fund"), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Global Allocation Fund ("Global Allocation Fund"), Class A, B, C, F, I, R2 and R3 shares. As of the date of this report, Global Allocation Fund has not issued Class P shares. Global Allocation Fund is diversified as defined under the Act and Developing Local Markets Fund is non-diversified. Developing Local Markets Fund's Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's prospectus.

Developing Local Markets Fund's investment objective is to seek high total return. Global Allocation Fund's investment objective is total return. Global Allocation Fund invests in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC ("NYSE"). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic

Notes to Financial Statements (unaudited)(continued)

data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments, futures contracts and foreign currency related transactions on each Fund's Statement of Operations. Each Fund does not

Notes to Financial Statements (unaudited)(continued)

isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Forward Foreign Currency Exchange Contracts–Developing Local Markets Fund may invest substantially in forward foreign currency contracts or other derivatives, such as options, futures contracts, and swap agreements. U.S. fixed income instruments are used to "cover" the Fund's net exposure under forward contracts and other instruments that provide investment exposure to the currencies of developing markets. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement rather than physical delivery. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on investments, futures contracts and foreign currency related transactions on the Fund's Statement of Operations.

(h)  Futures Contracts–Developing Local Markets Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(i)  When-Issued or Forward Transactions–Developing Local Markets Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its

Notes to Financial Statements (unaudited)(continued)

agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(k)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing each Fund's investments carried at value:

	Developing Local Markets Fund			Global Allocation Fund
Investments in Securities by Type	Level 1	Level 2	Total	Level 1 (000)	Level 2 (000)	Total (000)
Asset-Backed Securities	$-	$20,484,617	$20,484,617	$-	$-	$-
Corporate Bonds	-	17,239,857	17,239,857	-	-	-
Foreign Bonds	3,042,034	1,673,416	4,715,450	-	-	-
Foreign Government Obligations	-	398,638	398,638	-	-	-
Government Sponsored Enterprises Pass-Throughs	-	7,369,168	7,369,168	-	-	-
Investments in Underlying Funds	-	-	-	78,722	-	78,722
Non-Agency Commercial Mortgage-Backed Securities	-	65,721,640	65,721,640	-	-	-
Repurchase Agreement	-	13,385,087	13,385,087	-	94	94
Total	$3,042,034	$126,272,423	$129,314,457	$78,722	$94	$78,816
Other Financial Instruments
Forward Foreign Currency Contracts	$2,320,760	$-	$2,320,760	$-	$-	$-
Futures	(26,074)	-	(26,074)	-	-	-
Total	$2,294,686	$-	$2,294,686	$-	$-	$-

(m)  Disclosures about Derivative Instruments and Hedging Activities–Developing Local Markets Fund adopted FASB Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective January 1, 2009.

The Developing Local Markets Fund entered into forward foreign currency exchange contracts during the period ended June 30, 2009 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund's exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Developing Local Markets Fund's use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund's risk of loss from counterparty credit risk is the fair value of the foreign currency exchange contracts.

The Developing Local Markets Fund entered into U.S. Treasury futures contracts during the period ended June 30, 2009 (as described in note 2(h)) to hedge against changes in interest rates. The Developing Local Markets Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contract and realize a loss. There is minimal counterparty credit risk to the Fund since futures were exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

At June 30, 2009, the Developing Local Markets Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments (not designated as hedging instruments under SFAS 133):

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Fair Value
Futures Contracts(1)	$23,438	-	$23,438
Forward Contracts(2)	-	2,851,107	2,851,107
Total	$23,438	2,851,107	$2,874,545
Liability Derivatives
Futures Contracts(1)	$49,512	-	$49,512
Forward Contracts(3)	-	530,347	530,347
Total	$49,512	530,347	$579,859

(1) Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and liabilities.

(2) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency contracts.

(3) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts.

Transactions in derivative instruments during the six months ended May 31, 2009 for the Developing Local Markets Fund were as follows:

	Interest Rate Contracts	Foreign Exchange Contracts	Total
Realized Loss(1) Futures Contracts	$(315,942)	-	$(315,942)
Forward Contracts	-	$(1,219,150)	$(1,219,150)
Change in Appreciation/Depreciation(2) Futures Contracts	$281,603	-	$281,603
Forward Contracts	-	$6,245,586	$6,245,586
Average Number of Contracts/ Notional Amounts* Futures Contracts(3)	238	-	238
Forward Contracts(4)	-	$170,171,490	$170,171,490

*  Calculated based on the number of contracts or notional amounts for the period ended June 30, 2009.

(1) Statement of Operations location: Net realized loss on investments, futures contracts and foreign currency related transactions.

(2) Statement of Operations location: Net change in unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies.

(3) Amount represents number of contracts.

(4) Amount represents notional amount in U.S. Dollars.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund's average daily net assets at the following annual rates:

Developing Local Markets Fund
First $1 billion	.50%
Over $1 billion	.45%
Global Allocation Fund	.25	%(1)

(1) Lord Abbett has contractually agreed to waive its management fee for the period January 1, 2009 through April 30, 2010.

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Developing Local Markets Fund's average daily net assets.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Developing Local Markets Fund to the extent necessary so that each class' total annual operating expenses did not exceed the rates below. Effective May 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
F	1.05%
I	.95%
P	1.40%
R2	1.55%
R3	1.45%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Global Allocation Fund to the extent necessary so that each class' total annual operating expenses did exceed the rates below. Effective May 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

Lord Abbett provides certain administrative services to the Developing Local Markets Fund only pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Developing Local Markets Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Global Allocation Fund,

Notes to Financial Statements (unaudited)(continued)

pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Global Allocation Fund in proportion to the average daily value of Underlying Fund shares owned by Global Allocation Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Developing Local Markets Fund's Statement of Operations and Payable to affiliate on Developing Local Markets Fund's Statement of Assets and Liabilities. The expenses assumed by the Underlying Funds are reflected in Expenses Assumed by Underlying Funds on Global Allocation Fund's Statement of Operations and Receivable from affiliates on Global Allocation Fund's Statement of Assets and Liabilities.

As of June 30, 2009, the percentage of Developing Local Markets Fund's outstanding shares owned by the Global Allocation Fund was 6.10%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P(1)	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1)  Developing Local Markets Fund only.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2009:

	Distributor Commissions	Dealers' Concessions
Developing Local Markets Fund	$7,002	$36,317
Global Allocation Fund	16,403	89,890

Distributor received the following amount of CDSCs for the six months ended June 30, 2009:

	Class A	Class C
Developing Local Markets Fund	$3,732	$11,590
Global Allocation Fund	234	511

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Developing Local Markets Fund and declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with

Notes to Financial Statements (unaudited)(continued)

federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Developing Local Markets Fund		Global Allocation Fund
	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$1,876,232	$2,234,853	$1,494,018	$2,147,126
Return of capital	-	1,735,444	-	-
Net long-term capital gains	-	-	-	1,127,195
Total distributions paid	$1,876,232	$3,970,297	$1,494,018	$3,274,321

As of December 31, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2010	2014	2015	2016	Total
Developing Local Markets Fund	$3,056,190	$1,173,526	$1,482,087	$2,476,358	$8,188,161
Global Allocation Fund	-	-	-	3,583,054	3,583,054

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Developing Local Markets Fund	Global Allocation Fund
Tax cost	$128,546,567	$99,696,229
Gross unrealized gain	1,222,524	-
Gross unrealized loss	(454,634)	(20,879,788)
Net unrealized security gain (loss)	$767,890	$(20,879,788)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2009 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Developing Local Markets Fund	$8,362,463	$44,080,736	$9,067,839	$32,767,332
Global Allocation Fund	-	5,198,833	-	4,795,977

* Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (unaudited)(continued)

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Global Allocation Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating Fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2009.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company

Notes to Financial Statements (unaudited)(continued)

which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers during the period ended June 30, 2009:

Affiliated Issuer	Balance of Shares Held at 12/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2009	Value at 6/30/2009	Net Realized Loss 1/1/2009 to 6/30/2009	Dividend Income 1/1/2009 to 6/30/2009
Lord Abbett Affiliated Fund, Inc. – Class I	635,922	65,375	(14,896)	688,401	$5,848,135	$(44,985)	$26,066
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	257,391	6,638	-	264,029	5,800,713	-	-
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	1,227,489	151,065	(134,319)	1,244,235	7,813,795	(236,874)	126,665
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I	631,200	20,186	(11,287)	640,099	5,735,284	(30,361)	-
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	410,143	-	(31,440)	378,703	5,718,411	(235,657)	-
Lord Abbett Investment Trust – High Yield Fund – Class I	1,920,004	270,526	(346,503)	1,844,027	11,875,536	(566,640)	533,947
Lord Abbett Securities Trust – International Core Equity Fund – Class I	412,435	-	-	412,435	4,029,485	-	-
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	3,309,856	302,174	(163,226)	3,448,804	23,796,749	(535,476)	582,858
Lord Abbett Securities Trust – International Opportunities Fund – Class I	891,587	28,502	(51,512)	868,577	8,103,827	(204,494)	-
Total					$78,721,935	$(1,854,487)	$1,269,536

11. INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Notes to Financial Statements (unaudited)(continued)

Illiquid securities may lower a Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Developing Local Markets Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Developing Local Markets Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or "junk bonds") may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Developing Local Markets Fund, a risk that is greater with junk bonds.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Developing Local Markets Fund's use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Developing Local Markets Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

The Developing Local Markets Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund's foreign currency gains as nonqualifying income.

The value of the Global Allocation Fund's investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund's performance.

Notes to Financial Statements (unaudited)(continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

DEVELOPING LOCAL MARKETS FUND
	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,003,279	$11,722,755	16,354,985	$114,274,180
Converted from Class B*	19,828	106,546	26,796	178,313
Reinvestment of distributions	173,460	990,691	325,743	2,118,993
Shares reacquired	(5,143,823)	(28,761,762)	(8,680,108)	(54,270,912)
Increase (decrease)	(2,947,256)	$(15,941,770)	8,027,416	$62,300,574
Class B Shares
Shares sold	41,850	$247,873	526,893	$3,655,082
Reinvestment of distributions	5,670	32,437	15,056	99,108
Shares reacquired	(165,002)	(928,845)	(289,278)	(1,870,987)
Converted to Class A*	(19,756)	(106,546)	(26,755)	(178,313)
Increase (decrease)	(137,238)	$(755,081)	225,916	$1,704,890
Class C Shares
Shares sold	524,716	$3,095,325	3,643,160	$25,585,435
Reinvestment of distributions	18,842	107,973	34,204	220,428
Shares reacquired	(770,284)	(4,339,003)	(1,353,070)	(8,303,254)
Increase (decrease)	(226,726)	$(1,135,705)	2,324,294	$17,502,609
Class F Shares
Shares sold	1,754,313	$9,773,974	186,090	$1,297,474
Reinvestment of distributions	2,272	13,157	2,569	16,058
Shares reacquired	(327,144)	(1,924,041)	(65,833)	(373,579)
Increase	1,429,441	$7,863,090	122,826	$939,953
Class I Shares
Shares sold	267,121	$1,586,655	3,613,714	$25,400,870
Reinvestment of distributions	64,972	371,689	75,536	480,502
Shares reacquired	(167,786)	(906,731)	(351,655)	(2,187,069)
Increase	164,307	$1,051,613	3,337,595	$23,694,303
Class P Shares
Shares sold	221.300	$1,428	353.453	$2,419
Reinvestment of distributions	-	-	0.252	2
Shares reacquired	(89.000)	(491)	(1,123.005)	(6,090)
Increase (decrease)	132.300	$937	(769.300)	$(3,669)
Class R2 Shares
Shares sold	20	$116	468	$2,678
Reinvestment of distributions	23	130	59	390
Shares reacquired	(43)	(224)	-	-
Increase	-	$22	527	$3,068
Class R3 Shares
Shares sold	5,164	$30,200	23,016	$159,372
Reinvestment of distributions	45	258	83	546
Shares reacquired	(1,933)	(11,718)	(14,697)	(99,983)
Increase	3,276	$18,740	8,402	$59,935

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

GLOBAL ALLOCATION FUND
	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	691,377	$5,484,881	1,308,325	$13,935,439
Converted from Class B*	25,630	200,062	45,187	458,355
Reinvestment of distributions	136,778	1,087,789	238,123	2,391,722
Shares reacquired	(912,018)	(6,966,148)	(2,026,761)	(20,588,432)
Decrease	(58,233)	$(193,416)	(435,126)	$(3,802,916)
Class B Shares
Shares sold	160,101	$1,166,804	227,025	$2,313,334
Reinvestment of distributions	16,651	123,245	31,312	297,366
Shares reacquired	(183,071)	(1,290,855)	(267,894)	(2,682,985)
Converted to Class A*	(27,626)	(200,062)	(48,712)	(458,355)
Decrease	(33,945)	$(200,868)	(58,269)	$(530,640)
Class C Shares
Shares sold	247,129	$1,817,255	411,177	$4,027,993
Reinvestment of distributions	22,848	169,718	40,216	382,719
Shares reacquired	(187,385)	(1,315,618)	(488,647)	(4,512,825)
Increase (decrease)	82,592	$671,355	(37,254)	$(102,113)
Class F Shares
Shares sold	46,873.043	$326,491	382.169	$4,517
Reinvestment of distributions	73.000	602	43.318	430
Shares reacquired	(7,920.000)	(56,698)	-	-
Increase	39,026.043	$270,395	425.487	$4,947
Class I Shares
Shares sold	26,551	$224,778	18,648	$178,468
Reinvestment of distributions	1,870	15,076	2,424	23,879
Shares reacquired	(8,692)	(69,087)	(12,290)	(127,419)
Increase	19,729	$170,767	8,782	$74,928
			Period Ended December 31, 2008†
Class R2 Shares
Shares sold	-	$2	847	$10,015
Reinvestment of distributions	18.848	147	29	296
Increase	18.848	$149	876	$10,311
Class R3 Shares
Shares sold	207	$1,665	847	$10,015
Reinvestment of distributions	21	170	30	301
Shares reacquired	(23)	(205)	-	-
Increase	205	$1,630	877	$10,316

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†  For the period June 23, 2008 (commencement of investment operations) to December 31, 2008.

Notes to Financial Statements (unaudited)(concluded)

13. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Funds as of June 30, 2009, management has evaluated subsequent events existing in the Funds' financial statements through August 28, 2009. Management has determined that there were no material subsequent events that would require recognition or disclosure in the Funds' financial statements through this date.

Investments In Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2009, Global Allocation Fund's long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.43%
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	7.37%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	9.93%
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I	7.29%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.26%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.08%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.12%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	30.23%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	10.29%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2009, for each Underlying Fund are presented below. Each Underlying Fund's annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about each Underlying Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Underlying Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	5.34%
Wells Fargo & Co.	4.49%
Bank of New York Mellon Corp. (The)	4.14%
Goldman Sachs Group, Inc. (The)	2.97%
Schlumberger Ltd.	2.67%
Target Corp.	2.63%
Boston Scientific Corp.	2.54%
Hertz Global Holdings, Inc.	2.08%
Delta Air Lines, Inc.	1.98%
Home Depot, Inc. (The)	1.97%
Holdings by Sector*	% of Investments
Consumer Discretionary	20.16%
Consumer Staples	6.47%
Energy	12.43%
Financial Services	32.10%
Healthcare	9.72%
Materials & Processing	1.89%
Producer Durables	6.45%
Technology	4.08%
Utilities	3.31%
Short-Term Investment	3.39%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund)

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	2.67%
Goldman Sachs Group, Inc. (The)	2.41%
Exxon Mobil Corp.	2.39%
Monsanto Co.	2.38%
Microsoft Corp.	2.20%
AT&T, Inc.	1.92%
QUALCOMM, Inc.	1.77%
Google, Inc. Class A	1.68%
Apple, Inc.	1.66%
Wells Fargo & Co.	1.63%
Holdings by Sector*	% of Investments
Consumer Discretionary	14.37%
Consumer Staples	6.44%
Energy	12.49%
Financial Services	18.46%
Healthcare	9.60%
Materials & Processing	8.02%
Producer Durables	5.66%
Technology	19.98%
Utilities	3.69%
Short-Term Investment	1.29%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Mexico Cetes, Zero Coupon, 9/10/2009	2.35%
JPMorgan Chase & Co., 2.125%, 12/26/2012	2.31%
CS First Boston Mortgage Securities Corp. 2004-C5 A2, 4.183%, 11/15/2037	1.63%
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2, 4.38%, 10/15/2041	1.58%
Bank of America Corp., 2.10%, 4/30/2012	1.55%
GS Mortgage Securities Corp. II 2005-GG4 A2, 4.475%, 7/10/2039	1.47%
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1, 4.475%, 7/15/2041	1.44%
Banc of America Commercial Mortgage, Inc. 2005-3 A2, 4.501%, 7/10/2043	1.43%
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2, 5.147%, 11/10/2045	1.40%
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1, 5.233%, 3/10/2039	1.36%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.16%
Asset-Backed	17.35%
Banking	6.75%
Consumer Non-Cyclical	0.53%
Energy	0.20%
Finance & Investment	9.42%
Foreign Government	3.95%
U.S. Government Guaranteed	3.80%
Media	0.34%
Mortgage-Backed	44.75%
Services Cyclical	0.46%
Services Non-Cyclical	0.78%
Technology & Electronics	0.23%
Telecommunications	0.93%
Short-Term Investment	10.35%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund)

Ten Largest Holdings	% of Investments
Abbott Laboratories	3.20%
DaVita, Inc.	2.79%
Amgen, Inc.	2.51%
State Street Corp.	2.20%
United Technologies Corp.	2.03%
Barrick Gold Corp.	1.88%
Bank of New York Mellon Corp. (The)	1.86%
Adobe Systems, Inc.	1.82%
JPMorgan Chase & Co.	1.76%
ITT Corp.	1.72%
Holdings by Sector*	% of Investments
Consumer Discretionary	15.80%
Consumer Staples	3.16%
Energy	13.23%
Financial Services	18.68%
Healthcare	14.26%
Materials & Processing	6.82%
Producer Durables	20.37%
Technology	5.63%
Short-Term Investment	2.05%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
T. Rowe Price Group, Inc.	1.52%
Northern Trust Corp.	1.35%
TJX Companies, Inc. (The)	1.35%
Cognizant Technology Solutions Corp. Class A	1.23%
McAfee, Inc.	1.22%
Citrix Systems, Inc.	1.18%
IntercontinentalExchange, Inc.	1.18%
Quest Diagnostics, Inc.	1.16%
Amphenol Corp. Class A	1.12%
State Street Corp.	1.08%
Holdings by Sector*	% of Investments
Consumer Discretionary	25.00%
Consumer Staples	2.28%
Energy	9.17%
Financial Services	10.77%
Healthcare	12.22%
Materials & Processing	4.10%
Producer Durables	13.00%
Technology	21.73%
Utilities	1.15%
Short-Term Investment	0.58%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 9.125%, 11/15/2014	1.63%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.60%
El Paso Corp., 8.05%, 10/15/2030	1.53%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	1.42%
Inergy Finance LP, 8.25%, 3/1/2016	1.40%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	1.38%
Edison Mission Energy, 7.75%, 6/15/2016	1.12%
Anglo American Capital plc, 9.375%, 4/8/2019	1.09%
Wind Acquisition Finance SA, 10.75%, 12/1/2015	1.05%
Mediacom Communications Corp., 9.50%, 1/15/2013	1.05%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.01%
Banking	2.79%
Basic Industry	10.05%
Brokerage	0.50%
Capital Goods	6.77%
Consumer Cyclical	10.15%
Consumer Non-Cyclical	5.77%
Energy	9.29%
Finance & Investment	2.21%
Insurance	2.91%
Media	8.94%
Service Cyclical	11.26%
Service Non-Cyclical	7.06%
Technology & Electronics	2.79%
Telecommunications	10.01%
Utility	3.70%
Short-Term Investment	5.79%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
China Zhongwang Holdings Ltd.	2.46%
Tullow Oil plc	2.24%
DnB NOR ASA	1.91%
Anglo American plc	1.81%
Nestle SA Registered Shares	1.68%
Renault SA	1.56%
BAE Systems plc	1.51%
Vinci SA	1.39%
Roche Holding Ltd. AG	1.38%
Transocean Ltd.	1.37%
Holdings by Sector*	% of Investments
Consumer Discretionary	7.65%
Consumer Staples	10.22%
Energy	11.34%
Financials	20.75%
Healthcare	7.55%
Industrials	11.86%
Information Technology	4.72%
Materials	10.27%
Telecommunication Services	5.45%
Utilities	4.08%
Short-Term Investment	6.11%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Banco Santander SA	2.24%
Eni SpA	2.22%
HSBC Holdings plc	1.96%
Canon, Inc.	1.85%
Enerplus Resources Fund Unit	1.81%
TOTAL SA ADR	1.77%
Bell Aliant Regional Communications Income Fund Unit	1.72%
ArcelorMittal	1.71%
Unilever plc	1.70%
Crescent Point Energy Trust Unit	1.66%
Holdings by Sector*	% of Investments
Auto	3.03%
Basic Industry	1.09%
Consumer Cyclical	3.44%
Consumer Discretionary	1.70%
Consumer Services	4.07%
Consumer Staples	3.22%
Energy	7.11%
Financial Services	25.00%
Healthcare	3.30%
Integrated Oils	7.30%
Materials & Processing	11.07%
Other	1.49%
Producer Durables	6.82%
Technology	0.83%
Telecommunications	9.05%
Transportation	1.59%
Utilities	5.86%
Short-Term Investment	4.03%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
China Zhongwang Holdings Ltd.	1.71%
K's Holdings Corp.	1.69%
Davide Campari-Milano SpA	1.62%
Rexcapital Financial Holdings Ltd.	1.59%
Nitori Co., Ltd.	1.55%
Intertek Group plc	1.55%
Cobham plc	1.54%
Kabu.com Securities Co., Ltd.	1.50%
Fresenius Medical Care AG & Co. ADR	1.44%
Schroders plc	1.41%

Investments In Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Basic Materials	10.15%
Consumer Cyclical	13.19%
Consumer Non-Cyclical	10.17%
Diversified Financials	6.36%
Energy	8.37%
Healthcare	7.72%
Industrial Goods & Services	14.87%
Non-Property Financials	6.41%
Property & Property Services	4.33%
Technology	6.62%
Telecommunications	0.44%
Transportation	3.21%
Utilities	5.37%
Short-Term Investment	2.79%
Total	100.00%

*A sector may comprise several industries.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Developing Local Markets Fund

Lord Abbett Global Allocation Fund

LAGF-3-0609

(08/09)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics — Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009